Income taxes - Income tax expense (Details)			12 Months Ended
	Nov. 27, 2020 USD ($)	Nov. 26, 2020 USD ($)	Aug. 31, 2021 CAD ($)	Aug. 31, 2021 USD ($)	Aug. 31, 2020 CAD ($)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CAD ($)	Aug. 31, 2019 USD ($)
Income taxes
Income taxes at the applicable tax rate of 15% (2019 - 15%; 2018 - 17%)				$ (3,977,204)		$ (338,133)		$ 44,618
Change in tax status following the initial public offering				(127,979)
Adjustment in respect of current and deferred income tax of previous year				(207,601)
Permanent differences				2,100,615		198,475		(6,032)
Temporary difference						160,967		25,801
Change in recognition of deferred income tax assets				2,317,759
Income tax expense			$ 105,590	105,590	$ 21,309	21,309	$ 64,387	64,387
Income taxes at the applicable tax rate (as a percent)	$ 26.5	$ 15		$ 26.5		$ 15		$ 15